Change in Accounting Principle - Results Under Our Historical Method and Our Results Had We Applied New Methods (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 29, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Oct. 01, 2011		Jul. 02, 2011		Apr. 02, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Selling, general and administrative																	$ 1,158,436		$ 694,841		$ 550,501
Provision (benefit) for income taxes																	(79,353)		46,417		88,943
Income (loss) from continuing operations																	(104,612)		(3,151)		190,032
Net income (loss) attributable to Pentair Ltd.	(273,083)		31,363		72,775		61,759		(174,487)		50,648		66,280		50,109		(107,186)		(7,450)		184,913
Amortization of pension and other post-retirement prior service cost and transition obligation																	253		11		(153)
Basic earnings (loss) per share attributable to Pentair Ltd.	$ (1.31)	[1]	$ 0.31	[1]	$ 0.73	[1]	$ 0.63	[1]	$ (1.77)	[1]	$ 0.51	[1]	$ 0.67	[1]	$ 0.51	[1]	$ (0.84)	[1]	$ (0.08)	[1]	$ 1.88
Diluted earnings (loss) per share attributable to Pentair Ltd.	$ (1.31)	[1]	$ 0.31	[1]	$ 0.72	[1]	$ 0.62	[1]	$ (1.77)	[1]	$ 0.50	[1]	$ 0.66	[1]	$ 0.50	[1]	$ (0.84)	[1]	$ (0.08)	[1]	$ 1.86
Retained earnings	1,292,288								1,465,780								1,292,288		1,465,780
Accumulated other comprehensive income (loss)	(11,598)								(37,731)								(11,598)		(37,731)
Net income (loss) before noncontrolling interest	(274,736)		32,595		74,430		63,099		(174,068)		51,610		67,705		51,602		(104,612)		(3,151)		189,406
Pension and other post-retirement expense																	167,536		84,345		34,098
Other current liabilities																	27,178		(7,954)		(795)
Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Selling, general and administrative																	1,016,698		626,527		529,329
Provision (benefit) for income taxes																	(24,076)		73,059		97,200
Income (loss) from continuing operations																	(18,151)		38,521		202,947
Net income (loss) attributable to Pentair Ltd.																	(20,725)		34,222		197,828
Amortization of pension and other post-retirement prior service cost and transition obligation																	(86,714)		(41,683)		(12,762)
Basic earnings (loss) per share attributable to Pentair Ltd.																	$ (0.16)		$ 0.35		$ 2.01
Diluted earnings (loss) per share attributable to Pentair Ltd.																	$ (0.16)		$ 0.34		$ 1.99
Retained earnings	1,492,258								1,579,290								1,492,258		1,579,290
Accumulated other comprehensive income (loss)	(211,568)								(151,241)								(211,568)		(151,241)
Net income (loss) before noncontrolling interest																	(18,151)		38,521		202,321
Pension and other post-retirement expense																	25,798		16,031		12,926
Other current liabilities																	82,455		18,688		7,462
Adjusted [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Selling, general and administrative																	1,158,436		694,841		550,501
Provision (benefit) for income taxes																	(79,353)		46,417		88,943
Income (loss) from continuing operations																	(104,612)		(3,151)		190,032
Net income (loss) attributable to Pentair Ltd.																	(107,186)		(7,450)		184,913
Amortization of pension and other post-retirement prior service cost and transition obligation																	(253)		(11)		153
Basic earnings (loss) per share attributable to Pentair Ltd.																	$ (0.84)		$ (0.08)		$ 1.88
Diluted earnings (loss) per share attributable to Pentair Ltd.																	$ (0.84)		$ (0.08)		$ 1.86
Retained earnings	1,292,288								1,465,780								1,292,288		1,465,780
Accumulated other comprehensive income (loss)	(11,598)								(37,731)								(11,598)		(37,731)
Net income (loss) before noncontrolling interest																	(104,612)		(3,151)		189,406
Pension and other post-retirement expense																	167,536		84,345		34,098
Other current liabilities																	27,178		(7,954)		(795)
Effect of Accounting Principle Change
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Selling, general and administrative																	141,738		68,314		21,172
Provision (benefit) for income taxes																	(55,277)		(26,642)		(8,257)
Income (loss) from continuing operations																	(86,461)		(41,672)		(12,915)
Net income (loss) attributable to Pentair Ltd.																	(86,461)		(41,672)		(12,915)
Amortization of pension and other post-retirement prior service cost and transition obligation																	86,461		41,672		12,915
Basic earnings (loss) per share attributable to Pentair Ltd.																	$ (0.68)		$ (0.43)		$ (0.13)
Diluted earnings (loss) per share attributable to Pentair Ltd.																	$ (0.68)		$ (0.42)		$ (0.13)
Retained earnings	(199,970)								(113,510)								(199,970)		(113,510)
Accumulated other comprehensive income (loss)	199,970								113,510								199,970		113,510
Net income (loss) before noncontrolling interest																	(86,461)		(41,672)		(12,915)
Pension and other post-retirement expense																	141,738		68,314		21,172
Other current liabilities																	$ (55,277)		$ (26,642)		$ (8,257)

[1]	Amounts may not total to annual earnings because each quarter and year are calculated separately based on basic and diluted weighted-average common shares outstanding during that period